Annual Total Returns- Thrivent Moderately Conservative Allocation Fund (Class S) [BarChart] - Class S - Thrivent Moderately Conservative Allocation Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.02%)	10.25%	9.37%	5.34%	(0.60%)	7.26%	9.33%	(3.54%)	14.94%	10.43%